Statements of Changes in Common Stock Subject to Possible Redemption and Stockholders' Deficit (Unaudited) (Parentheticals)	9 Months Ended
Dec. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sale of units, net of underwriting discounts and offering costs	5,733,920
Sale of private units	294,598